Basis of Presentation and General Information:	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and General Information:

1.       Basis of Presentation and General Information:

The consolidated financial statements as of December 31, 2019 and 2020 and for the years ended December 31, 2018, 2019 and 2020, include the accounts of Star Bulk Carriers Corp. (“Star Bulk”) and its wholly owned subsidiaries as set forth below (collectively, the “Company”).

Star Bulk was incorporated on  December 13, 2006 under the laws of the Marshall Islands and maintains offices in Athens, Oslo, New York, Limassol and Singapore. The Company is engaged in the ocean transportation of dry bulk cargoes worldwide through the ownership and operation of dry bulk carrier vessels. Since December 3, 2007, Star Bulk shares trade on the NASDAQ Global Select Market under the ticker symbol “SBLK” (primary listing). Following, and in connection with, the Songa Vessel Purchase Transaction, as defined below in Note 3, Star Bulk’s common shares also traded on the Oslo Stock Exchange (“OSE”) (secondary listing) under the same ticker. On June 4, 2020 the OSE granted the Company’s request for delisting its common shares from the OSE. The Company’s common shares were delisted from the OSE on August 3, 2020.

On March 11, 2020, the World Health Organization declared the 2019 Novel Coronavirus (the “Covid-19”) outbreak a pandemic. In response to the outbreak, many countries, ports and organizations, including those where the Company conducts a large part of its operations, have implemented measures to combat the outbreak, such as quarantines and travel restrictions. These measures have resulted in a significant reduction in global economic activity and extreme volatility in the global financial markets. There continues to be a high level of uncertainty relating to how the pandemic will evolve, including the availability of vaccines and their global deployment, the development of effective treatments, the imposition of effective public safety and other protective measures and the public's and government's responses to such measures. At present, it is not possible to ascertain any future impact of Covid-19 on the Company’s operational and financial performance, which may take some time to materialize and may not be fully reflected in the Company’s results for 2020.  However, an increase in the severity or duration or a resurgence of the Covid-19 pandemic and the timing of wide-scale vaccine distribution could have a material adverse effect on the Company’s business, results of operations, cash flows, financial condition, the carrying value of the Company’s assets, the fair values of the Company’s vessels, and the Company’s ability to pay dividends.

As of December 31, 2020, the Company owned a modern fleet of 116 dry bulk vessels consisting of Newcastlemax, Capesize, Post Panamax, Kamsarmax, Panamax, Ultramax and Supramax vessels with a carrying capacity between 52,425 deadweight tonnage (“dwt”) and 209,537 dwt, and a combined carrying capacity of 12.9 million dwt. In addition, through certain of its subsidiaries, the Company charters-in a number of third-party vessels on a short- to medium- term basis (not exceeding one year) to increase its operating capacity in order to satisfy its clients’ needs.

Below is the list of the Company’s wholly owned subsidiaries as of December 31, 2020:

Subsidiaries owning vessels in operation at December 31, 2020:

				Date
	Wholly Owned Subsidiaries	Vessel Name	DWT	Delivered to Star Bulk	Year Built
1	Sea Diamond Shipping LLC	Goliath (1)	209,537	July 15, 2015	2015
2	Pearl Shiptrade LLC	Gargantua (1)	209,529	April 2, 2015	2015
3	Star Ennea LLC	Star Gina 2GR	209,475	February 26, 2016	2016
4	Coral Cape Shipping LLC	Maharaj (1)	209,472	July 15, 2015	2015
5	Star Castle II LLC	Star Leo	207,939	May 14, 2018	2018
6	ABY Eleven Ltd	Star Laetitia	207,896	August 3, 2018	2017
7	Domus Shipping LLC	Star Ariadne	207,812	March 28, 2017	2017
8	Star Breezer LLC	Star Virgo	207,810	March 1, 2017	2017
9	Star Seeker LLC	Star Libra (1)	207,765	June 6, 2016	2016
10	ABY Nine Ltd	Star Sienna	207,721	August 3, 2018	2017
11	Clearwater Shipping LLC	Star Marisa	207,709	March 11 2016	2016
12	ABY Ten Ltd	Star Karlie	207,566	August 3, 2018	2016
13	Star Castle I LLC	Star Eleni	207,555	January 3, 2018	2018
14	Festive Shipping LLC	Star Magnanimus	207,490	March 26, 2018	2018
15	New Era II Shipping LLC	Debbie H	206,861	May 28, 2019	2019
16	New Era III Shipping LLC	Star Ayesha	206,852	July 15, 2019	2019
17	New Era I Shipping LLC	Katie K	206,839	April 16, 2019	2019
18	Cape Ocean Maritime LLC	Leviathan	182,511	September 19, 2014	2014
19	Cape Horizon Shipping LLC	Peloreus	182,496	July 22, 2014	2014
20	Star Nor I LLC	Star Claudine	181,258	July 6, 2018	2011

21	Star Nor II LLC	Star Ophelia	180,716	July 6, 2018	2010
22	Christine Shipco LLC	Star Martha	180,274	October 31, 2014	2010
23	Sandra Shipco LLC	Star Pauline	180,233	December 29, 2014	2008
24	Pacific Cape Shipping LLC	Pantagruel	180,181	July 11, 2014	2004
25	Star Borealis LLC	Star Borealis	179,678	September 9, 2011	2011
26	Star Polaris LLC	Star Polaris	179,546	November 14, 2011	2011
27	Star Nor III LLC	Star Lyra	179,147	July 6, 2018	2009
28	Star Regg II LLC	Star Janni	178,978	January 7, 2019	2010
29	Star Regg I LLC	Star Marianne	178,906	January 14, 2019	2010
30	Star Trident V LLC	Star Angie	177,931	October 29, 2014	2007
31	Sky Cape Shipping LLC	Big Fish	177,662	July 11, 2014	2004
32	Global Cape Shipping LLC	Kymopolia	176,990	July 11, 2014	2006
33	Star Trident XXV Ltd.	Star Triumph	176,343	December 8, 2017	2004
34	ABY Fourteen Ltd	Star Scarlett	175,800	August 3, 2018	2014
35	ABY Fifteen Ltd	Star Audrey	175,125	August 3, 2018	2011
36	Sea Cape Shipping LLC	Big Bang	174,109	July 11, 2014	2007
37	ABY I LLC	Star Paola	115,259	August 3, 2018	2011
38	ABM One Ltd	Star Eva	106,659	August 3, 2018	2012
39	Nautical Shipping LLC	Amami	98,681	July 11, 2014	2011
40	Majestic Shipping LLC	Madredeus	98,681	July 11, 2014	2011
41	Star Sirius LLC	Star Sirius (1)	98,681	March 7, 2014	2011
42	Star Vega LLC	Star Vega (1)	98,681	February 13, 2014	2011
43	ABY II LLC	Star Aphrodite	92,006	August 3, 2018	2011
44	Augustea Bulk Carrier Ltd	Star Piera	91,952	August 3, 2018	2010
45	Augustea Bulk Carrier Ltd	Star Despoina	91,945	August 3, 2018	2010
46	Star Nor IV LLC	Star Electra	83,494	July 6, 2018	2011
47	Star Alta I LLC	Star Angelina	82,981	December 5, 2014	2006
48	Star Alta II LLC	Star Gwyneth	82,790	December 5, 2014	2006
49	Star Trident I LLC	Star Kamila	82,769	September 3, 2014	2005
50	Star Nor VI LLC	Star Luna	82,687	July 6, 2018	2008
51	Star Nor V LLC	Star Bianca	82,672	July 6, 2018	2008
52	Grain Shipping LLC	Pendulum	82,619	July 11, 2014	2006
53	Star Trident XIX LLC	Star Maria	82,598	November 5, 2014	2007
54	Star Trident XII LLC	Star Markella	82,594	September 29, 2014	2007
55	Star Trident IX LLC	Star Danai	82,574	October 21, 2014	2006
56	ABY Seven Ltd	Star Jeanette	82,567	August 3, 2018	2014
57	Star Trident XI LLC	Star Georgia	82,298	October 14, 2014	2006
58	Star Trident VIII LLC	Star Sophia	82,269	October 31, 2014	2007
59	Star Trident XVI LLC	Star Mariella	82,266	September 19, 2014	2006
60	Star Trident XIV LLC	Star Moira	82,257	November 19, 2014	2006
61	Star Trident XVIII LLC	Star Nina	82,224	January 5, 2015	2006
62	Star Trident X LLC	Star Renee	82,221	December 18, 2014	2006
63	Star Trident II LLC	Star Nasia	82,220	August 29, 2014	2006
64	Star Trident XIII LLC	Star Laura	82,209	December 8, 2014	2006
65	Star Trident XV LLC	Star Jennifer	82,209	April 15, 2015	2006
66	Star Nor VIII LLC	Star Mona	82,188	July 6, 2018	2012
67	Star Trident XVII LLC	Star Helena	82,187	December 29, 2014	2006
68	Star Nor VII LLC	Star Astrid	82,158	July 6, 2018	2012
69	Waterfront Two Ltd	Star Alessia	81,944	August 3, 2018	2017
70	Star Nor IX LLC	Star Calypso	81,918	July 6, 2018	2014
71	Star Gaia LLC	Star Charis	81,711	March 22, 2017	2013
72	Star Elpis LLC	Star Suzanna	81,711	May 15, 2017	2013
73	Mineral Shipping LLC	Mercurial Virgo	81,545	July 11, 2014	2013
74	Star Nor X LLC	Stardust	81,502	July 6, 2018	2011

75	Star Nor XI LLC	Star Sky	81,466	July 6, 2018	2010
76	ABY III LLC	Star Lydia	81,187	August 3, 2018	2013
77	ABY IV LLC	Star Nicole	81,120	August 3, 2018	2013
78	ABY Three Ltd	Star Virginia	81,061	August 3, 2018	2015
79	Star Nor XII LLC	Star Genesis	80,705	July 6, 2018	2010
80	Star Nor XIII LLC	Star Flame	80,448	July 6, 2018	2011
81	Star Trident III LLC	Star Iris	76,466	September 8, 2014	2004
82	Star Trident XX LLC	Star Emily	76,417	September 16, 2014	2004
83	Orion Maritime LLC	Idee Fixe (1)	63,458	March 25, 2015	2015
84	Primavera Shipping LLC	Roberta (1)	63,426	March 31, 2015	2015
85	Success Maritime LLC	Laura (1)	63,399	April 7, 2015	2015
86	Ultra Shipping LLC	Kaley (1)	63,283	June 26, 2015	2015
87	Blooming Navigation LLC	Kennadi (1)	63,262	January 8, 2016	2016
88	Jasmine Shipping LLC	Mackenzie (1)	63,226	March 2, 2016	2016
89	STAR LIDA I SHIPPING LLC	Star Apus (1)	63,123	July 16, 2019	2014
90	Star Nor XV LLC	Star Wave	61,491	July 6, 2018	2017
91	Star Challenger I LLC	Star Challenger (1)	61,462	December 12, 2013	2012
92	Star Challenger II LLC	Star Fighter (1)	61,455	December 30, 2013	2013
93	Star Axe II LLC	Star Lutas (1)	61,347	January 6, 2016	2016
94	Aurelia Shipping LLC	Honey Badger (1)	61,320	February 27, 2015	2015
95	Rainbow Maritime LLC	Wolverine (1)	61,292	February 27, 2015	2015
96	Star Axe I LLC	Star Antares (1)	61,258	October 9, 2015	2015
97	ABY Five Ltd	Star Monica	60,935	August 3, 2018	2015
98	Star Asia I LLC	Star Aquarius	60,916	July 22, 2015	2015
99	Star Asia II LLC	Star Pisces (1)	60,916	August 7, 2015	2015
100	Star Nor XIV LLC	Star Glory	58,680	July 6, 2018	2012
101	STAR LIDA XI SHIPPING LLC	Star Pyxis (1)	56,615	August 19, 2019	2013
102	STAR LIDA VIII SHIPPING LLC	Star Hydrus (1)	56,604	August 8, 2019	2013
103	STAR LIDA IX SHIPPING LLC	Star Cleo (1)	56,582	July 15, 2019	2013
104	Star Trident VII LLC	Diva (1)	56,582	July 24, 2017	2011
105	STAR LIDA VI SHIPPING LLC	Star Centaurus (1)	56,559	September 18, 2019	2012
106	STAR LIDA VII SHIPPING LLC	Star Hercules (1)	56,545	July 16, 2019	2012
107	STAR LIDA X SHIPPING LLC	Star Pegasus (1)	56,540	July 15, 2019	2013
108	STAR LIDA III SHIPPING LLC	Star Cepheus (1)	56,539	July 16, 2019	2012
109	STAR LIDA IV SHIPPING LLC	Star Columba (1)	56,530	July 23, 2019	2012
110	STAR LIDA V SHIPPING LLC	Star Dorado (1)	56,507	July 16, 2019	2013
111	STAR LIDA II SHIPPING LLC	Star Aquila (1)	56,506	July 15, 2019	2012
112	Star Regg III LLC	Star Bright	55,783	October 10, 2018	2010
113	Glory Supra Shipping LLC	Strange Attractor	55,742	July 11, 2014	2006
114	Star Omicron LLC	Star Omicron	53,489	April 17, 2008	2005
115	Star Zeta LLC	Star Zeta	52,994	January 2, 2008	2003
116	Star Theta LLC	Star Theta	52,425	December 6, 2007	2003
		Total dwt	12,859,300

(1)	Subject to sale and lease back financing transaction (Note 7)

Non-vessel owning subsidiaries at December 31, 2020:

(the below list includes companies previously owning vessels that have been sold, intermediate holding companies, companies that charter-in vessels and management companies):

	Wholly Owned Subsidiaries
1	Star Bulk Management Inc.	29	Star ABY LLC
2	Starbulk S.A.	30	ABY Group Holding Ltd
3	Star Bulk Manning LLC	31	Star Regina LLC
4	Star Bulk Shipmanagement Company (Cyprus) Limited	32	Star Logistics Management S.A. (1)
5	Candia Shipping Limited (ex Optima Shipping Limited)	33	Gravity Shipping LLC
6	Star Omas LLC	34	White Sand Shipping LLC
7	Star Synergy LLC	35	Star Regg IV LLC
8	Oceanbulk Shipping LLC	36	Star Cosmo LLC
9	Oceanbulk Carriers LLC	37	Cape Confidence Shipping LLC
10	International Holdings LLC	38	Cape Runner Shipping LLC
11	Star Ventures LLC	39	Star Bulk (Singapore) Pte. Ltd
12	Star Logistics LLC (ex Dry Ventures LLC)	40	Star Bulk Germany GmbH
13	Unity Holding LLC	41	Star Mare LLC
14	Star Bulk (USA) LLC	42	Star Sege Ltd
15	Star Bulk Norway AS	43	Star Regg VII LLC
16	Star New Era LLC	44	Star Delta LLC
17	Star Thor LLC	45	Searay Maritime LLC
18	Star Gamma LLC	46	Star Kappa LLC
19	Star Aurora LLC	47	Star Trident VI LLC
20	Star Epsilon LLC	48	Star Uranus LLC
21	Star Trident IV LLC	49	Star Regg V LLC
22	Star Trident XXXI LLC	50	Star Regg VI LLC
23	Star Trident XXI LLC	51	Dioriga Shipping Co.
24	Star Trident XXII LLC	52	Positive Shipping Company
25	Star Trident XXIII LLC	53	Star Trident XXVIII LLC
26	Star Trident XXIV LLC	54	Star Trident XXIX LLC
27	Star Trident XXVI LLC	55	Star Trident XXX LLC
28	Star Trident XXVII LLC

(1) Under liquidation.

Charterers who individually accounted for more than 10% of the Company’s voyage revenues during the years ended December 31, 2018, 2019 and 2020 are as follows:

Charterer	2018	2019	2020
A	N/A	N/A	11%
B	15%	13%	N/A

The outstanding accounts receivable balance as at December 31, 2020 of this charterer (A) was $2,526.